                                                     ---------------------------
                                                             OMB APPROVAL
                                                     ---------------------------
                                                     OMB Number: 3235-0570
                                                     Expires: September 30, 2007
                                                     Estimated average burden
                                                     hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-03443

                                 AIM Summit Fund
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31____

Date of reporting period: 04/30/06

Item 1. Reports to Stockholders.

                                                                 AIM SUMMIT FUND
                              Semiannual Report to Shareholders o April 30, 2006



                                  [COVER IMAGE]




[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--

====================================================================================================================================
AIM SUMMIT FUND SEEKS TO PROVIDE GROWTH OF CAPITAL.

o Unless otherwise stated, information presented in this report is as of April 30, 2006, and is based on total net assets.
====================================================================================================================================

ABOUT SHARE CLASSES                          o The unmanaged RUSSELL 3000                 The Fund provides a complete list of its
                                             --Registered Trademark-- GROWTH INDEX is     holdings four times in each fiscal year,
Important information regarding the          a subset of the RUSSELL 3000                 at the quarter-ends. For the second and
performance of the Fund appears on pages     --Registered Trademark-- INDEX, an index     fourth quarters, the lists appear in the
5, 6 and 7.                                  of common stocks that measures               Fund's semiannual and annual reports to
                                             performance of the largest 3,000 U.S.        shareholders. For the first and third
PRINCIPAL RISKS OF INVESTING IN THE FUND     companies based on market                    quarters, the Fund files the lists with
                                             capitalization; the Growth subset            the Securities and Exchange Commission
o Investing in smaller companies             measures the performance of Russell 3000     (SEC) on Form N-Q. The most recent list
involves greater risk than investing in      companies with higher price/book ratios      of portfolio holdings is available at
more established companies, such as          and higher forecasted growth values.         AIMinvestments.com. From our home page,
business risk, significant stock price                                                    click on Products & Performance, then
fluctuations and illiquidity.                o The unmanaged STANDARD & POOR'S            Mutual Funds, then Fund Overview. Select
                                             COMPOSITE INDEX OF 500 STOCKS (the S&P       your Fund from the drop-down menu and
o The Fund can invest up to 20% of its       500--Registered Trademark-- Index) is        click on Complete Quarterly Holdings.
assets in foreign securities.                an index of common stocks frequently         Shareholders can also look up the Fund's
International investing involves risks       used as a general measure of U.S. stock      Forms N-Q on the SEC Web site at
not associated with investing solely in      market performance.                          sec.gov. Copies of the Fund's Forms N-Q
the United States.                                                                        may be reviewed and copied at the SEC
                                             o The Fund is not managed to track the       Public Reference Room at 450 Fifth
o The Fund may engage in active and          performance of any particular index,         Street, N.W., Washington, D.C.
frequent trading of portfolio                including the indexes defined here, and      20549-0102. You can obtain information
securities, which may result in              consequently, the performance of the         on the operation of the Public Reference
increased transaction costs and lower        Fund may deviate significantly from the      Room, including information about
actual returns. Active trading may also      performance of the indexes.                  duplicating fee charges, by calling
increase short-term gains and losses,                                                     202-942-8090 or 800-732-0330,or by
which may affect the taxes an investor       o A direct investment cannot be made in      electronic request at the following
will pay.                                    an index. Unless otherwise indicated,        e-mail address: publicinfo@sec.gov. The
                                             index results include reinvested             SEC file numbers for the Fund are
ABOUT INDEXES USED IN THIS REPORT            dividends, and they do not reflect sales     811-03443 and 002-76909.
                                             charges. Performance of an index of
o The unmanaged LIPPER MULTI-CAP GROWTH      funds reflects fund expenses;                A description of the policies and
FUND INDEX represents an average of the      performance of a market index does not.      procedures that the Fund uses to
performance of the 30 largest                                                             determine how to vote proxies relating
multi-capitalization growth funds            OTHER INFORMATION                            to portfolio securities is available
tracked by Lipper Inc., an independent                                                    without charge, upon request, from our
mutual fund performance monitor.             o The returns shown in management's          Client Services department at
                                             discussion of Fund performance are based     800-959-4246 or at
o The unmanaged RUSSELL 1000                 on net asset values calculated for           AIMinvestments.com/summit. On the home
--Registered Trademark-- GROWTH INDEX        shareholder transactions. Generally          page, scroll down and click on AIM Funds
and the RUSSELL 1000--Registered             accepted accounting principles require       Proxy Policy. The information is also
Trademark-- VALUE INDEX are subsets of       adjustments to be made to the net assets     available on the SEC Web site, sec.gov.
the unmanaged RUSSELL 1000--Registered       of the Fund at period end for financial
Trademark-- INDEX, which represents the      reporting purposes, and as such, the net     Information regarding how the Fund voted
performance of the stocks of                 asset values for shareholder                 proxies related to its portfolio
large-capitalization companies. The          transactions and the returns based on        securities during the 12 months ended
Growth subset measures the performance       those net asset values may differ from       June 30, 2005, is available at our Web
of Russell 1000 companies with higher        the net asset values and returns             site. Go to AIMinvestments.com, access
price/book ratios and higher forecasted      reported in the Financial Highlights.        the About Us tab, click on Required
growth values. The Value subset measures                                                  Notices and then click on Proxy Voting
the performance of Russell 1000              o Industry classifications used in this      Activity. Next, select the Fund from the
companies with lower price/book ratios       report are generally according to the        drop-down menu. The information is also
and lower forecasted growth values.          Global Industry Classification Standard,     available on the SEC Web site, sec.gov.
                                             which was developed by and is the
                                             exclusive property and a service mark of
                                             Morgan Stanley Capital International
                                             Inc. and Standard & Poor's.

                                                                                          ========================================
=====================================================================================     FUND NASDAQ SYMBOLS
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,     Class A Shares                    ASMMX
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.           Class B Shares                    BSMMX
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      Class C Shares                    CSMMX
=====================================================================================     Class P Shares                    SMMIX
                                                                                          ========================================

=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIM SUMMIT FUND


                    DEAR FELLOW SHAREHOLDERS OF THE AIM FAMILY OF FUNDS --Registered Trademark--:

                    We're pleased to provide you with this semiannual report,
                    which includes a discussion of how your Fund was managed for
    [PHOTO OF       the six months ended April 30, 2006, and what factors
 ROBERT H. GRAHAM]  affected its performance. That discussion begins on page 3.

 ROBERT H. GRAHAM      It's been said nothing is certain but death and taxes. We
                    would venture to add that one other thing is certain:
                    Markets change--and change often--in the short term. The
    [PHOTO OF       period covered in this report is a perfect example. Domestic
  PHILIP TAYLOR]    and global equity markets were generally strong throughout the period, but they became considerably more volatile and
  PHILIP TAYLOR     negative beginning in May, after the close of the reporting period. Inflation fears were the primary cause of this volatility and negativity:

                       o Amid signs of rising inflation, the U.S. Federal Reserve Board stated that additional interest rate hikes might be needed to address inflation risks.

                       o The dollar remained weak, making imports more expensive and thereby raising inflation.

                       o Oil prices remained at historically high levels, threatening to reduce consumer spending--and possibly slowing the U.S. economy.

                       While we can't do anything about the ambiguity and
                    uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments --Registered Trademark-- can help by offering a broad product line that gives your advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                       We also believe in the value of a trusted financial
                    advisor; who can create an investment plan you can stick with for the long term. Your advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                       We appreciate your continued investment in AIM Summit
                    Fund.


                    Sincerely,

                    /s/ ROBERT H. GRAHAM                    /s/ PHILIP TAYLOR
                    Robert H. Graham                        Philip Taylor
                    President & Vice Chair -- AIM Funds     CEO, AIM Investments
                    Chair, AIM Investments


                    June 19, 2006


                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM SUMMIT FUND



                    DEAR FELLOW AIM FUND SHAREHOLDERS:

                    Having completed a year of transition and change at AIM
                    Funds--as well as my first full year as your board's
    [PHOTO OF       independent chair--I can assure you that shareholder
    BRUCE L.        interests are at the forefront of every decision your board
    CROCKETT]       makes. While regulators and fund companies debate the value of an independent board chair, this structure is working for
BRUCE L. CROCKETT   you. Our new structure has enabled the board to work more
                    effectively with management to achieve benefits for the shareholders, as shown in the highlights of 2005 listed below:

                       o During 2005, management proposed, and your board approved, voluntary advisory fee reductions, which are saving shareholders more than $20 million annually, based on asset levels of March 31, 2005.

                       o Also during 2005, management proposed to your board the merger of 14 funds into other AIM funds with similar objectives. In each case, the goal was for the resulting merged fund to benefit from strengthened management and greater efficiency. Your board carefully analyzed and discussed with management the rationale and proposed terms of each merger to ensure that the mergers were beneficial to the shareholders of all affected funds before approving them. Eight of these mergers were subsequently approved by shareholders of the target funds during 2005. The remaining six fund mergers were approved by shareholders in early 2006.

                       o Your board, through its Investments Committee and Subcommittees, continued to closely monitor the portfolio performance of the funds. During the year, your board reviewed portfolio management changes made by the advisor at 11 funds with the objective of organizing management teams around common processes and shared investment views. Management believes these changes will lead to improved investment performance.

                       In 2006, your board will continue to focus on fund
                    expenses and investment performance. Although many funds have good performance, we are working with management to seek improvements for those funds currently performing below expectations. Eight in-person board meetings and several additional telephone and committee meetings are scheduled to take place this year. I'll inform you of our progress in my next semiannual letter to shareholders.

                       The AIM Funds board is pleased to welcome our newest
                    independent member, Raymond Stickel, Jr., a former partner with the international auditing firm of Deloitte & Touche. We also send our thanks and best wishes to Gerald J. Lewis, who retired from your board in December 2005, and to Edward
                    K. Dunn, Jr., who retired in 2006.

                       Your board welcomes your views. Please mail them to me at
                    AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    June 19, 2006

AIM SUMMIT FUND



MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE


=====================================================================================        Our quantitative model ranks
                                                                                          companies based on factors we have found
PERFORMANCE SUMMARY                          ========================================     to be highly correlated without
                                                                                          performance among growth stocks,
For the six months ended April 30,2006,      FUND VS. INDEXES                             including:
AIM Summit Fund, excluding sales
charges, outperformed its broad market       CUMULATIVE TOTAL RETURNS,                    o Earnings--focus on companies
and its style-specific indexes.              10/31/05-4/30/06, EXCLUDING APPLICABLE       exhibiting strong growth in earnings,
                                             SALES CHARGES. IF SALES CHARGES WERE         revenue and cash flows
   The Fund outperformed the broad           INCLUDED, RETURNS WOULD BE LOWER.
market largely due to strong stock                                                        o Quality--focus on companies with
selection and overweight positions in        Class A Shares                   13.72%      sustainable earnings growth; focus on
the industrials and materials sectors,                                                    companies with management teams that
and solid stock selection in the energy      Class B Shares                   13.19       profitably reinvest shareholder cash
sector. In each of those sectors, the                                                     flow
Fund's holdings significantly                Class C Shares                   13.19
outperformed those of the broad market.                                                   o Valuation--focus on companies that are
The Fund also benefited from exposure to     Class P Shares                   13.81       attractively valued given their growth
mid- and small-cap stocks, which                                                          potential
generally outperformed large-cap stocks      S&P 500 Index (Broad
during the reporting period. Both the        Market Index)                     9.63          Our fundamental analysis seeks to
S&P 500 Index and the Russell 1000                                                        determine the company's drivers of
Growth Index consist primarily of            Russell 1000 Growth Index                    earnings. Firms that demonstrate
large-cap stocks.                            (New Style-specific Index)        7.06       long-term, sustainable and high quality
                                                                                          earnings and cash flow growth are
   Additional performance information        67% Russell 3000 Growth Index/               candidates for inclusion in the
for Class A,B and C shares appears on        33% Russell 1000 Value Index                 portfolio. Importantly, we search for
page 5.                                      (Former Style-specific Index)     9.73       compelling growth companies in all areas
                                                                                          of the market, including many sectors
                                             Lipper Multi-Cap Growth Fund                 that are not traditionally identified as
                                             Index (Peer Group Index)         12.76       growth sectors.

                                             SOURCE: LIPPER INC.                             We carefully construct the portfolio
                                                                                          with a goal to minimize unnecessary
                                             ========================================     risk. We seek to accomplish this goal by
                                                                                          diversifying portfolio holdings across
                                                Long-term performance information for     countries, sectors, industries and
                                             Class P shares appears on pages 6 and 7.     market capitalizations. Additionally, we
                                                                                          avoid building concentrated position
=====================================================================================     sizes and expect to hold a minimum of
                                                                                          100 stocks in the portfolio. Our typical
HOW WE INVEST                                   We believe a growth investment            holding period is two to three years.
                                             strategy is an essential component of a
On December 30, 2005, the Fund's             diversified portfolio.                          We consider selling a stock when it
investment strategy changed from                                                          no longer meets our investment criteria,
investing in a blend of growth and value        Our investment process combines           based on:
stocks, to investing only in                 quantitative and fundamental analysis to
conservative growth stocks. The Fund is      uncover companies exhibiting long-term,
now managed solely by Rob Lloyd, who has     sustainable earnings and cash flow
been associated with the Fund since          growth that is not yet reflected in
2001. Mr. Lloyd is assisted by the           investor expectations or equity
large/multi-cap growth team.                 valuations.
                                                                                                                       (continued)
========================================     =======================================      ========================================

PORTFOLIO COMPOSITION                        TOP 5 INDUSTRIES*                            TOP 10 EQUITY HOLDINGS*

By sector                                    1. Communications Equipment        6.2%       1. Cisco Systems, Inc.            1.7%

Industrials                       18.4%      2. Pharmaceuticals                 5.9        2. QUALCOMM Inc.                  1.7

Information Technology            17.4       3. Oil & Gas Equipment & Services  4.1        3. BHP Billiton Ltd. (Australia)  1.6

Health Care                       15.0       4. Industrial Machinery            4.1        4. Johnson & Johnson              1.6

Consumer Discretionary            11.6       5. Diversified Metals & Mining     3.8        5. Baker Hughes Inc.              1.5

Energy                             9.8       TOTAL NET ASSETS          $2.5 BILLION        6. Nokia Oyj--ADR (Finland)       1.5

Financials                         7.5       TOTAL NUMBER OF HOLDINGS*          115        7. United Technologies Corp.      1.4

Materials                          6.7                                                     8. PepsiCo, Inc.                  1.4

Consumer Staples                   5.7                                                     9. Rio Tinto PLC (United Kingdom) 1.4

Telecommunication Services         1.9                                                    10. EMC Corp.                      1.4

Money Market Funds Plus
Other Assets Less Liabilities      6.0

The Fund's holdings are subject to change, and there is no assurance that the Fund will continue to hold any particular security.

*Excluding money market fund holdings.


========================================     =======================================      ========================================

AIM SUMMIT FUND



o Deteriorating fundamental business         SANTA FE was another key contributor         IN CLOSING
prospects                                    within the sector due to continued
                                             pricing gains, strong volume growth and      For the six-month reporting period, we
o Deterioration in quantitative rank         profit margin expansion.                     were pleased to have been able to
                                                                                          deliver positive returns that, excluding
o Negative earnings estimate revisions          After pulling back toward the close       sales charges, exceeded the returns of
                                             of 2005, energy stocks made key              the Fund's broad market and
o Earnings disappointment                    contributions to Fund performance in the     style-specific indexes. We did this
                                             first four months of 2006 as oil prices      while maintaining a broadly diversified
o Finding a more attractive opportunity      reached new highs. The Fund benefited        portfolio that included stocks of all
                                             from an overweight position and strong       capitalization levels, with exposure to
MARKET CONDITIONS AND YOUR FUND              stock selection within the sector            most sectors of the economy.
                                             relative to the Russell 1000 Growth
Domestic equities posted solid returns       Index. Our stock selection process led          We appreciate your continued
during the six-month reporting period,       us to invest in several energy equipment     investment in AIM Summit Fund.
leaving several major market indexes         and services holdings that performed
near multi-year highs. Strong economic       particularly well, including BAKER           The views and opinions expressed in
growth, favorable corporate earnings and     HUGHES, HALLIBURTON and WEATHERFORD          management's discussion of Fund
continued benign inflation supported         INTERNATIONAL. While the Fund remained       performance are those of A I M Advisors,
equities despite high energy prices and      overweight in the energy sector, we          Inc. These views and opinions are
the U.S. Federal Reserve's (the Fed)         reduced our exposure to this sector          subject to change at any time based on
ongoing tightening campaign. Although        during the period.                           factors such as market and economic
mixed signals from the Fed created some                                                   conditions. These views and opinions may
market volatility, investors grew               Financials stocks continued to            not be relied upon as investment advice
optimistic the Fed might stop raising        perform well for the Fund. Stocks that       or recommendations, or as an offer for a
interest rates in the near future.           contributed to Fund performance included     particular security. The information is
                                             KOOKMIN BANK, MERRILL LYNCH, GOLDMAN         not a complete analysis of every aspect
   While small and medium capitalization     SACHS GROUP and LEHMAN BROTHERS. The         of any market, country, industry,
stocks continued to lead the market          Fund's overweight position relative to       security or the Fund. Statements of fact
higher, large-cap stocks also performed      the Russell 1000 Growth Index and strong     are from sources considered reliable,
well. Positive performance was               stock selection within the sector            but A I M Advisors, Inc. makes no
broad-based among S&P 500 Index sectors,     contributed to performance as favorable      representation or warranty as to their
with the best returns found in the           capital markets and solid merger and         completeness or accuracy. Although
telecommunication services, energy,          acquisition activity continued to drive      historical performance is no guarantee
materials and industrials sectors.           these stocks.                                of future results, these insights may
                                                                                          help you understand our investment
   The Fund enjoyed strong absolute and         Despite achieving positive returns in     management philosophy.
relative performance during the period       the information technology sector,
led by strong stock selection in the         several of the Fund's Internet software            See important Fund and index
materials, industrials, energy and           and services holdings detracted from          disclosures on the inside front cover.
financials sectors. While positive           Fund performance. These stocks included
performance was broad-based, significant     YAHOO! and EBAY. Both companies reported                       ROBERT J. LLOYD,
detractors from performance were             first quarter earnings generally in line         [LLOYD        Chartered Financial
concentrated in the information              with expectations, but neither delivered         PHOTO]        Analyst, portfolio
technology sector.                           the upside earnings investors have come                        manager, is portfolio
                                             to expect. Additionally, chip maker          manager of AIM Summit Fund. He joined
   In the materials sector, both an          INTEL and anti-virus software                AIM in 2000 and was named portfolio
overweight position and solid stock          manufacturer MCAFEE were significant         manager in 2001. He served eight years
selection in the metals and mining           detractors from Fund performance. Before     in the U.S. Navy as a Naval Flight
industry drove Fund performance.             the close of the reporting period, we        Officer flying the S-3B Viking. Mr.
Holdings that performed well included        eliminated our holdings in Yahoo! and        Lloyd earned a B.B.A. from the
copper producer PHELPS DODGE, integrated     McAfee.                                      University of Notre Dame and an M.B.A.
steel maker UNITED STATES STEEL and                                                       from the University of Chicago.
mining and oil company BHP BILLITON.            Other detractors included health care
                                             equipment and supplies manufacturer          Assisted by the Large/Multi-Cap Growth
   The industrials sector benefited from     ALCON. Investors appeared to rotate out      Team
a broad-based rally during the reporting     of many of last year's strong performers
period. The Fund outperformed the            in the health care sector to invest in
Russell 1000 Growth Index in this sector     other opportunities, particularly
due to strong stock selection. Specific      information technology stocks.
areas of strength for the Fund included
machinery and transportation holdings.          During the reporting period, our                [RIGHT ARROW GRAPHIC]
Machinery holdings that performed            investment process led us to reduce
particularly well included KOMATSU,          exposure to the energy and health care       ADDITIONAL PERFORMANCE INFORMATION FOR
CATERPILLAR and ILLINOIS TOOL WORKS.         sectors due to strong share price            CLASS A,B AND C SHARES APPEARS ON PAGE
Each of these companies benefited from       performance and less upside to earnings      5.
strong global demand for their products.     estimates. Proceeds from these sales
Railroad BURLINGTON NORTHERN                 were primarily invested in financials        LONG-TERM PERFORMANCE INFORMATION FOR
                                             and industrials stocks.                      CLASS P SHARES APPEARS ON PAGES 6 AND 7.

AIM SUMMIT FUND




YOUR FUND'S PERFORMANCE SINCE INCEPTION CLASS A, B AND C SHARES

========================================     ========================================

CUMULATIVE TOTAL RETURNS                     CUMULATIVE TOTAL RETURNS
As of 4/30/06, including applicable          As of 3/31/06, most recent calendar
sales charges                                quarter-end, including applicable sales
                                             charges

CLASS A SHARES                               CLASS A SHARES
Inception (10/31/05)              7.49%      Inception (10/31/05)              5.57%

CLASS B SHARES                               CLASS B SHARES
Inception (10/31/05)              8.19%      Inception (10/31/05)              6.26%

CLASS C SHARES                               CLASS C SHARES
Inception (10/31/05)             12.19%      Inception (10/31/05)             10.34%

========================================     ========================================

THE PERFORMANCE DATA QUOTED REPRESENT        WOULD PAY ON FUND DISTRIBUTIONS OR SALE      0% AT THE BEGINNING OF THE SEVENTH YEAR.
PAST PERFORMANCE AND CANNOT GUARANTEE        OF FUND SHARES. INVESTMENT RETURN AND        THE CDSC ON CLASS C SHARES IS 1% FOR THE
COMPARABLE FUTURE RESULTS; CURRENT           PRINCIPAL VALUE WILL FLUCTUATE SO THAT       FIRST YEAR AFTER PURCHASE.
PERFORMANCE MAY BE LOWER OR HIGHER.          YOU MAY HAVE A GAIN OR LOSS WHEN YOU
PLEASE VISIT AIMinvestments.com FOR THE      SELL SHARES.                                    THE PERFORMANCE OF THE FUND'S SHARE
MOST RECENT MONTH-END PERFORMANCE.                                                        CLASSES WILL DIFFER DUE TO DIFFERENT
PERFORMANCE FIGURES REFLECT REINVESTED          CLASS A SHARE PERFORMANCE REFLECTS        SALES CHARGE STRUCTURES AND CLASS
DISTRIBUTIONS, CHANGES IN NET ASSET          THE MAXIMUM 5.50% SALES CHARGE, AND          EXPENSES.
VALUE AND THE EFFECT OF THE MAXIMUM          CLASS B AND CLASS C SHARE PERFORMANCE
SALES CHARGE UNLESS OTHERWISE STATED.        REFLECTS THE APPLICABLE CONTINGENT              CLASS A, B AND C SHARES HAVE BEEN IN
PERFORMANCE FIGURES DO NOT REFLECT           DEFERRED SALES CHARGE (CDSC) FOR THE         EXISTENCE FOR LESS THAN ONE YEAR.
DEDUCTION OF TAXES A SHAREHOLDER             PERIOD INVOLVED. THE CDSC ON CLASS B         THEREFORE, CUMULATIVE PERFORMANCE MAY
                                             SHARES DECLINES FROM 5% BEGINNING AT THE     NOT BE INDICATIVE OF THE FUND'S
                                             TIME OF PURCHASE TO                          LONG-TERM PERFORMANCE POTENTIAL.



================================================================================

                  FOR ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT
  Additional information about your account is available at AIMinvestments.com.
     For questions concerning your account, please call a representative at
                                  800-959-4246.

================================================================================

AIM SUMMIT FUND





YOUR FUND'S LONG-TERM PERFORMANCE
CLASS P SHARES


ABOUT AIM SUMMIT FUND AND AIM SUMMIT            THE PERFORMANCE DATA QUOTED REPRESENT     INVESTMENT. EFFECTIVE JUNE 30, 2000, THE
INVESTORS PLANS                              PAST PERFORMANCE AND CANNOT GUARANTEE        CUSTODIAN FEE IS NO LONGER CHARGED TO
                                             COMPARABLE FUTURE RESULTS; CURRENT           PLANHOLDERS, BUT IS PAID BY THE FUND.
Class P Shares of AIM Summit Fund are        PERFORMANCE MAY BE LOWER OR HIGHER.          SINCE MOST OF THE PLAN CHARGES ARE
made available through AIM Summit            PLEASE VISIT AIMinvestments.com/summit       DEDUCTED IN THE FIRST 12 INVESTMENTS,
Investors Plans I and AIM Summit             FOR THE MOST RECENT MONTH-END                EARLY TERMINATION USUALLY RESULTS IN A
Investors Plans II ("Plans I" and "Plans     PERFORMANCE. PERFORMANCE FIGURES REFLECT     LOSS.
II"), periodic payment plans that call       REINVESTED DISTRIBUTIONS, CHANGES IN NET
for fixed monthly investments for 15         ASSET VALUE AND THE EFFECT OF THE            AIM SUMMIT INVESTORS PLANS II
years. Planholders have the option to        MAXIMUM SALES CHARGE UNLESS OTHERWISE
make additional monthly payments for up      STATED. INVESTMENT RETURN AND PRINCIPAL      PERFORMANCE FOR AIM SUMMIT FUND SHOWN AT
to 25 years.                                 VALUE WILL FLUCTUATE SO THAT YOU MAY         NAV DOES NOT INCLUDE CREATION AND SALES
                                             HAVE A GAIN OR LOSS WHEN YOU SELL            CHARGES OR CUSTODIAL FEES APPLIED AT THE
   Effective August 16, 1999, Plans I        SHARES.                                      PLAN LEVEL. CREATION AND SALES CHARGES
was closed to new investors.                                                              OF 50% WILL BE DEDUCTED FROM THE FIRST
                                                THE PERFORMANCE OF THE FUND AND THE       12 INVESTMENTS. INVESTORS WHO COMPLETE
   Effective January 12, 2005, Plans II      TWO PLANS WILL DIFFER DUE TO DIFFERENT       SCHEDULED PAYMENTS OVER THE ENTIRE
was closed to new investors.                 SALES CHARGE STRUCTURES AND PLAN             15-YEAR PLAN WILL INCUR CREATION AND
                                             EXPENSES.                                    SALES CHARGES EFFECTIVELY TOTALING UP TO
ADDITIONAL RISK DISCLOSURE                                                                3.33% BASED ON ALL PAYMENTS MADE DURING
                                             AIM SUMMIT INVESTORS PLANS I                 THE LIFE OF THE PLAN (INCLUDING THE 50%
A periodic payment plan neither assures                                                   CREATION AND SALES CHARGES ALREADY
a profit nor protects against loss in        PERFORMANCE FOR AIM SUMMIT FUND SHOWN AT     DEDUCTED FROM THE FIRST 12 INVESTMENTS).
declining markets. Dollar-cost averaging     NAV DOES NOT INCLUDE CREATION AND SALES      SINCE MOST OF THE PLAN CHARGES ARE
involves continuous investing regardless     CHARGES OR CUSTODIAL FEES APPLIED AT THE     DEDUCTED IN THE FIRST 12 INVESTMENTS,
of fluctuating securities prices.            PLAN LEVEL. CREATION AND SALES CHARGES       EARLY TERMINATION USUALLY RESULTS IN A
Investors should consider their ability      OF 50% WILL BE DEDUCTED FROM THE FIRST       LOSS.
to continue purchases over an extended       12 INVESTMENTS. EFFECTIVE JULY 24, 2000,
period of time.                              THE CREATION AND SALES CHARGE IS WAIVED
                                             AFTER THE FIRST 12 PAYMENTS MADE UNDER
ADDITIONAL PERFORMANCE INFORMATION           THE PLAN. THE PLAN ALSO CHARGED A
                                             CUSTODIAN FEE OF $1.50 PER
PERFORMANCE SHOWN FOR PLANS II PRIOR TO
ITS INCEPTION DATE OF JULY 19, 1999,
REPRESENTS HYPOTHETICAL PERFORMANCE AN
INVESTOR MAY HAVE RECEIVED HAD THE PLAN
BEEN AVAILABLE FROM THE INCEPTION OF AIM
SUMMIT FUND.

AIM SUMMIT FUND





YOUR FUND'S LONG-TERM PERFORMANCE
PLANS I AND PLANS II AND CLASS P SHARES


========================================     ========================================

AVERAGE ANNUAL TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
As of 4/30/06, including applicable          As of 3/31/06, most recent calendar
sales charges                                quarter-end, including applicable sales
                                             charges

PLANS I                                      PLANS I
Inception (11/1/82)              10.03%      Inception (11/1/82)               9.99%
 10 Years                         5.90        10 Years                         6.18
  5 Years                        -0.46         5 Years                         1.12
  1 Year                        -37.68         1 Year                        -40.94

PLANS II                                     PLANS II
 10 Years                         6.25%       10 Years                         6.54%
  5 Years                        -0.46         5 Years                         1.12
  1 Year                        -37.68         1 Year                        -40.94

AIM SUMMIT FUND-CLASS P SHARES               AIM SUMMIT FUND-CLASS P SHARES
Inception (11/1/82)              10.45%      Inception (11/1/82)              10.40%
 10 Years                         6.79        10 Years                         7.09
  5 Years                         1.66         5 Years                         3.27
  1 Year                         24.65         1 Year                         18.12

========================================     ========================================

THE PERFORMANCE DATA QUOTED REPRESENT        PERFORMANCE FIGURES DO NOT REFLECT
PAST PERFORMANCE AND CANNOT GUARANTEE        DEDUCTION OF TAXES A SHAREHOLDER WOULD
COMPARABLE FUTURE RESULTS; CURRENT           PAY ON FUND DISTRIBUTIONS OR SALE OF
PERFORMANCE MAY BE LOWER OR HIGHER.          FUND SHARES. INVESTMENT RETURN AND
PLEASE VISIT AIMinvestments.com/summit       PRINCIPAL VALUE WILL FLUCTUATE SO THAT
FOR THE MOST RECENT MONTH-END                YOU MAY HAVE A GAIN OR LOSS WHEN YOU
PERFORMANCE. PERFORMANCE FIGURES REFLECT     SELL SHARES.
REINVESTED DISTRIBUTIONS, CHANGES IN NET
ASSET VALUE AND THE EFFECT OF THE               CLASS P SHARES DO NOT HAVE A
MAXIMUM SALES CHARGE UNLESS OTHERWISE        FRONT-END SALES CHARGE OR CONTINGENT
STATED.                                      DEFERRED SALES CHARGE; THEREFORE,
                                             RETURNS SHOWN ARE AT NET ASSET VALUE.


================================================================================

                  FOR ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT
            Additional information about your account is available at
                           AIMinvestments.com/summit.
     For questions concerning your account, please call a representative at
                                  800-215-2218.

================================================================================

AIM SUMMIT FUND





CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      together with the amount you invested,          The hypothetical account values and
                                             to estimate the expenses that you paid       expenses may not be used to estimate the
As a shareholder of the Fund, you incur      over the period. Simply divide your          actual ending account balance or
two types of costs: (1) transaction          account value by $1,000 (for example, an     expenses you paid for the period. You
costs, which may include sales charges       $8,600 account value divided by $1,000 =     may use this information to compare the
(loads) on purchase payments; contingent     8.6), then multiply the result by the        ongoing costs of investing in the Fund
deferred sales charges on redemptions;       number in the table under the heading        and other funds. To do so, compare this
and redemption fees, if any; and (2)         entitled "Actual Expenses Paid During        5% hypothetical example with the 5%
ongoing costs, including management          Period" to estimate the expenses you         hypothetical examples that appear in the
fees; distribution and/or service fees       paid on your account during this period.     shareholder reports of the other funds.
(12b-1); and other Fund expenses. This
example is intended to help you              HYPOTHETICAL EXAMPLE FOR                        Please note that the expenses shown
understand your ongoing costs (in            COMPARISON PURPOSES                          in the table are meant to highlight your
dollars) of investing in the Fund and to                                                  ongoing costs only and do not reflect
compare these costs with ongoing costs       The table below also provides                any transactional costs, such as sales
of investing in other mutual funds. The      information about hypothetical account       charges (loads) on purchase payments,
example is based on an investment of         values and hypothetical expenses based       contingent deferred sales charges on
$1,000 invested at the beginning of the      on the Fund's actual expense ratio and       redemptions, and redemption fees, if
period and held for the entire period        an assumed rate of return of 5% per year     any. Therefore, the hypothetical
November 1, 2005, through April 30,          before expenses, which is not the Fund's     information is useful in comparing
2006.                                        actual return. The Fund's actual             ongoing costs only, and will not help
                                             cumulative total returns at net asset        you determine the relative total costs
ACTUAL EXPENSES                              value after expenses for the six months      of owning different funds. In addition,
                                             ended April 30, 2006, appear in the          if these transactional costs were
The table below provides information         table "Fund vs. Indexes" on page 3.          included, your costs would have been
about actual account values and actual                                                    higher.
expenses. You may use the information in
this table,

====================================================================================================================================

                                                  ACTUAL                                 HYPOTHETICAL
                                                                              (5% ANNUAL RETURN BEFORE EXPENSES)

                  BEGINNING              ENDING            EXPENSES              ENDING                EXPENSES         ANNUALIZED
SHARE           ACCOUNT VALUE         ACCOUNT VALUE       PAID DURING         ACCOUNT VALUE           PAID DURING        EXPENSE
CLASS             (11/1/05)           (4/30/06)(1)         PERIOD(2)            (4/30/06)              PERIOD(2)           RATIO
  A               $1,000.00             $1,137.20            $6.25              $1,018.94                $5.91             1.18%
  B                1,000.00              1,131.90            10.20               1,015.22                 9.64             1.93
  C                1,000.00              1,131.90            10.20               1,015.22                 9.64             1.93
  P                1,000.00              1,138.10             4.82               1,020.28                 4.56             0.91

AIM Summit Investors Plans invest in Class P shares.

(1) The actual ending account value is based on the actual total return of the Fund for the period November 1, 2005, through April
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended April 30, 2006, appear in the table "Fund vs. Indexes" on page 3.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM SUMMIT FUND





APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION


The Board of Trustees of AIM Summit Fund     o The quality of services to be provided     o Overall performance of AIM. The Board
(the "Board") oversees the management of     by AIM. The Board reviewed the               considered the overall performance of
AIM Summit Fund (the "Fund") and, as         credentials and experience of the            AIM in providing investment advisory and
required by law, determines annually         officers and employees of AIM who will       portfolio administrative services to the
whether to approve the continuance of        provide investment advisory services to      Fund and concluded that such performance
the Fund's advisory agreement with A I M     the Fund. In reviewing the                   was satisfactory.
Advisors, Inc. ("AIM"). Based upon the       qualifications of AIM to provide
recommendation of the Investments            investment advisory services, the Board      o Fees relative to those of clients of
Committee of the Board at a meeting held     reviewed the qualifications of AIM's         AIM with comparable investment
on June 30, 2005, the Board, including       investment personnel and considered such     strategies. The Board noted that AIM
all of the independent trustees,             issues as AIM's portfolio and product        does not serve as an advisor to other
approved the continuance of the advisory     review process, various back office          mutual funds or other clients with
agreement (the "Advisory Agreement")         support functions provided by AIM and        investment strategies comparable to
between the Fund and AIM for another         AIM's equity and fixed income trading        those of the Fund.
year, effective July 1, 2005.                operations. Based on the review of these
                                             and other factors, the Board concluded       o Fees relative to those of comparable
   The Board considered the factors          that the quality of services to be           funds with other advisors. The Board
discussed below in evaluating the            provided by AIM was appropriate and that     reviewed the advisory fee rate for the
fairness and reasonableness of the           AIM currently is providing satisfactory      Fund under the Advisory Agreement. The
Advisory Agreement at the meeting on         services in accordance with the terms of     Board compared effective contractual
June 30, 2005 and as part of the Board's     the Advisory Agreement.                      advisory fee rates at a common asset
ongoing oversight of the Fund. In their                                                   level and noted that the Fund's rate was
deliberations, the Board and the             o The performance of the Fund relative       below the median rate of the funds
independent trustees did not identify        to comparable funds. The Board reviewed      advised by other advisors with
any particular factor that was               the performance of the Fund during the       investment strategies comparable to
controlling, and each trustee attributed     past one, three and five calendar years      those of the Fund that the Board
different weights to the various             against the performance of funds advised     reviewed. The Board noted that AIM has
factors.                                     by other advisors with investment            agreed to waive advisory fees of the
                                             strategies comparable to those of the        Fund, as described below. Based on this
   One of the responsibilities of the        Fund. The Board noted that the Fund's        review, the Board concluded that the
Senior Officer of the Fund, who is           performance for the three and five year      advisory fee rate for the Fund under the
independent of AIM and AIM's affiliates,     periods was below the median performance     Advisory Agreement was fair and
is to manage the process by which the        of such comparable funds and above such      reasonable.
Fund's proposed management fees are          median performance for the one year
negotiated to ensure that they are           period. Based on this review and after       o Expense limitations and fee waivers.
negotiated in a manner which is at arm's     taking account of all of the other           The Board noted that AIM has
length and reasonable. To that end, the      factors that the Board considered in         contractually agreed to waive advisory
Senior Officer must either supervise a       determining whether to continue the          fees of the Fund through June 30, 2006
competitive bidding process or prepare       Advisory Agreement for the Fund, the         to the extent necessary so that the
an independent written evaluation. The       Board concluded that no changes should       advisory fees payable by the Fund do not
Senior Officer has recommended an            be made to the Fund and that it was not      exceed a specified maximum advisory fee
independent written evaluation in lieu       necessary to change the Fund's portfolio     rate, which maximum rate includes
of a competitive bidding process and,        management team at this time. However,       breakpoints and is based on net asset
upon the direction of the Board, has         due to the Fund's under-performance, the     levels. The Board considered the
prepared such an independent written         Board also concluded that it would be        contractual nature of this fee waiver
evaluation. Such written evaluation also     appropriate for management and the Board     and noted that it remains in effect
considered certain of the factors            to continue to closely monitor the           until June 30, 2006. The Board
discussed below. In addition, as             performance of the Fund.                     considered the effect this fee waiver
discussed below, the Senior Officer made                                                  would have on the Fund's estimated
certain recommendations to the Board in      o The performance of the Fund relative       expenses and concluded that the levels
connection with such written evaluation.     to indices. The Board reviewed the           of fee waivers/expense limitations for
                                             performance of the Fund during the past      the Fund were fair and reasonable.
   The discussion below serves as a          one, three and five calendar years
summary of the Senior Officer's              against the performance of the Lipper        o Breakpoints and economies of scale.
independent written evaluation and           Multi-Cap Core Index.(1) The Board noted     The Board reviewed the structure of the
recommendations to the Board in              that the Fund's performance in such          Fund's advisory fee under the Advisory
connection therewith, as well as a           periods was below the performance of         Agreement, noting that it includes two
discussion of the material factors and       such Index. Based on this review and         breakpoints. The Board reviewed the
the conclusions with respect thereto         after taking account of all of the other     level of the Fund's advisory fees, and
that formed the basis for the Board's        factors that the Board considered in         noted that such fees, as a percentage of
approval of the Advisory Agreement.          determining whether to continue the          the Fund's net assets, have decreased as
After consideration of all of the            Advisory Agreement for the Fund, the         net assets increased because the
factors below and based on its informed      Board concluded that no changes should       Advisory Agreement includes breakpoints.
business judgment, the Board determined      be made to the Fund and that it was not      The Board noted that AIM has
that the Advisory Agreement is in the        necessary to change the Fund's portfolio     contractually agreed to waive advisory
best interests of the Fund and its           management team at this time. However,       fees of the Fund through June 30, 2006
shareholders and that the compensation       due to the Fund's underperformance, the      to the extent necessary so that the
to AIM under the Advisory Agreement is       Board also concluded that it would be        advisory fees payable by the Fund do not
fair and reasonable and would have been      appropriate for management and the Board     exceed a specified maximum advisory fee
obtained through arm's length                to continue to closely monitor the           rate, which maximum rate includes
negotiations.                                performance of the Fund.                     breakpoints and is based on net asset
                                                                                          levels. The Board concluded that the
o The nature and extent of the advisory      o Meeting with the Fund's portfolio          Fund's fee levels under the Advisory
services to be provided by AIM. The          managers and investment personnel. With      Agreement therefore reflect economies of
Board reviewed the services to be            respect to the Fund, the Board is            scale and that it was not necessary to
provided by AIM under the Advisory           meeting periodically with such Fund's        change the advisory fee breakpoints in
Agreement. Based on such review, the         portfolio managers and/or other              the Fund's advisory fee schedule.
Board concluded that the range of            investment personnel and believes that
services to be provided by AIM under the     such individuals are competent and able                                   (continued)
Advisory Agreement was appropriate and       to continue to carry out their
that AIM currently is providing services     responsibilities under the Advisory
in accordance with the terms of the          Agreement.
Advisory Agreement.

AIM SUMMIT FUND



o Investments in affiliated money market     o Profitability of AIM and its               tors, the Board concluded that AIM and
funds. The Board also took into account      affiliates. The Board reviewed               its affiliates were qualified to
the fact that uninvested cash and cash       information concerning the profitability     continue to provide non-investment
collateral from securities lending           of AIM's (and its affiliates')               advisory services to the Fund, including
arrangements (collectively, "cash            investment advisory and other activities     administrative, transfer agency and
balances") of the Fund may be invested       and its financial condition. The Board       distribution services, and that AIM and
in money market funds advised by AIM         considered the overall profitability of      its affiliates currently are providing
pursuant to the terms of an SEC              AIM, as well as the profitability of AIM     satisfactory non-investment advisory
exemptive order. The Board found that        in connection with managing the Fund.        services.
the Fund may realize certain benefits        The Board noted that AIM's operations
upon investing cash balances in AIM          remain profitable, although increased        o Other factors and current trends. In
advised money market funds, including a      expenses in recent years have reduced        determining whether to continue the
higher net return, increased liquidity,      AIM's profitability. Based on the review     Advisory Agreement for the Fund, the
increased diversification or decreased       of the profitability of AIM's and its        Board considered the fact that AIM,
transaction costs. The Board also found      affiliates' investment advisory and          along with others in the mutual fund
that the Fund will not receive reduced       other activities and its financial           industry, is subject to regulatory
services if it invests its cash balances     condition, the Board concluded that the      inquiries and litigation related to a
in such money market funds. The Board        compensation to be paid by the Fund to       wide range of issues. The Board also
noted that, to the extent the Fund           AIM under its Advisory Agreement was not     considered the governance and compliance
invests in affiliated money market           excessive.                                   reforms being undertaken by AIM and its
funds, AIM has voluntarily agreed to                                                      affiliates, including maintaining an
waive a portion of the advisory fees it      o Benefits of soft dollars to AIM. The       internal controls committee and
receives from the Fund attributable to       Board considered the benefits realized       retaining an independent compliance
such investment. The Board further           by AIM as a result of brokerage              consultant, and the fact that AIM has
determined that the proposed securities      transactions executed through "soft          undertaken to cause the Fund to operate
lending program and related procedures       dollar" arrangements. Under these            in accordance with certain governance
with respect to the lending Fund is in       arrangements, brokerage commissions paid     policies and practices. The Board
the best interests of the lending Fund       by the Fund and/or other funds advised       concluded that these actions indicated a
and its respective shareholders. The         by AIM are used to pay for research and      good faith effort on the part of AIM to
Board therefore concluded that the           execution services. This research is         adhere to the highest ethical standards,
investment of cash collateral received       used by AIM in making investment             and determined that the current
in connection with the securities            decisions for the Fund. The Board            regulatory and litigation environment to
lending program in the money market          concluded that such arrangements were        which AIM is subject should not prevent
funds according to the procedures is in      appropriate.                                 the Board from continuing the Advisory
the best interests of the lending Fund                                                    Agreement for the Fund.
and its respective shareholders.             o AIM's financial soundness in light of
                                             the Fund's needs. The Board considered
o Independent written evaluation and         whether AIM is financially sound and has
recommendations of the Fund's Senior         the resources necessary to perform its
Officer. The Board noted that, upon          obligations under the Advisory
their direction, the Senior Officer of       Agreement, and concluded that AIM has
the Fund, who is independent of AIM and      the financial resources necessary to
AIM's affiliates, had prepared an            fulfill its obligations under the
independent written evaluation in order      Advisory Agreement.
to assist the Board in determining the
reasonableness of the proposed               o Historical relationship between the
management fees of the AIM Funds,            Fund and AIM. In determining whether to
including the Fund. The Board noted that     continue the Advisory Agreement for the
the Senior Officer's written evaluation      Fund, the Board also considered the
had been relied upon by the Board in         prior relationship between AIM and the
this regard in lieu of a competitive         Fund, as well as the Board's knowledge
bidding process. In determining whether      of AIM's operations, and concluded that
to continue the Advisory Agreement for       it was beneficial to maintain the
the Fund, the Board considered the           current relationship, in part, because
Senior Officer's written evaluation and      of such knowledge. The Board also
the recommendation made by the Senior        reviewed the general nature of the
Officer to the Board that the Board          non-investment advisory services
consider implementing a process to           currently performed by AIM and its
assist them in more closely monitoring       affiliates, such as administrative,
the performance of the AIM Funds. The        transfer agency and distribution
Board concluded that it would be             services, and the fees received by AIM
advisable to implement such a process as     and its affiliates for performing such
soon as reasonably practicable.              services. In addition to reviewing such
                                             services, the trustees also considered
                                             the organizational structure employed by
                                             AIM and its affiliates to provide those
                                             services. Based on the review of these
                                             and other fac-

SCHEDULE OF INVESTMENTS

April 30, 2006
(Unaudited)

                                                 SHARES         VALUE
--------------------------------------------------------------------------
DOMESTIC COMMON STOCKS-75.69%

AEROSPACE & DEFENSE-2.75%

Boeing Co. (The)                                  165,000   $   13,769,250
--------------------------------------------------------------------------
Precision Castparts Corp.                         295,000       18,579,100
--------------------------------------------------------------------------
United Technologies Corp.                         570,224       35,815,770
==========================================================================
                                                                68,164,120
==========================================================================

AGRICULTURAL PRODUCTS-0.35%

Archer-Daniels-Midland Co.                        240,000        8,721,600
==========================================================================

APPLICATION SOFTWARE-1.65%

Amdocs Ltd.(a)                                    233,800        8,697,360
--------------------------------------------------------------------------
Autodesk, Inc.(a)                                 325,000       13,663,000
--------------------------------------------------------------------------
Intuit Inc.(a)(b)                                 345,000       18,688,650
==========================================================================
                                                                41,049,010
==========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-1.39%

Franklin Resources, Inc.                          120,600       11,230,272
--------------------------------------------------------------------------
Janus Capital Group Inc.                          550,000       10,703,000
--------------------------------------------------------------------------
T. Rowe Price Group Inc.                          150,400       12,662,176
==========================================================================
                                                                34,595,448
==========================================================================

BIOTECHNOLOGY-3.00%

Amgen Inc.(a)(b)                                  449,400       30,424,380
--------------------------------------------------------------------------
Genzyme Corp.(a)                                  263,413       16,110,339
--------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                          487,800       28,048,500
==========================================================================
                                                                74,583,219
==========================================================================

COMMUNICATIONS EQUIPMENT-4.73%

Cisco Systems, Inc.(a)                          2,024,191       42,406,802
--------------------------------------------------------------------------
Corning Inc.(a)                                   461,183       12,742,486
--------------------------------------------------------------------------
Harris Corp.                                      190,000        8,848,300
--------------------------------------------------------------------------
Motorola, Inc.                                    555,000       11,849,250
--------------------------------------------------------------------------
QUALCOMM Inc.                                     810,000       41,585,400
==========================================================================
                                                               117,432,238
==========================================================================

COMPUTER & ELECTRONICS RETAIL-0.46%

Best Buy Co., Inc.                                203,700       11,541,642
==========================================================================

COMPUTER HARDWARE-1.25%

Apple Computer, Inc.(a)                           440,660       31,018,057
==========================================================================

COMPUTER STORAGE & PERIPHERALS-2.21%

EMC Corp.(a)                                    2,564,178       34,642,045
--------------------------------------------------------------------------
Western Digital Corp.(a)                          962,200       20,244,688
==========================================================================
                                                                54,886,733
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS-1.47%

Caterpillar Inc.                                  270,000   $   20,449,800
--------------------------------------------------------------------------
Deere & Co.                                       182,000       15,975,960
==========================================================================
                                                                36,425,760
==========================================================================

CONSUMER ELECTRONICS-1.73%

Garmin Ltd.(b)                                    261,895       22,617,252
--------------------------------------------------------------------------
Harman International Industries, Inc.(b)          229,979       20,235,853
==========================================================================
                                                                42,853,105
==========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-0.55%

Paychex, Inc.(b)                                  340,000       13,732,600
==========================================================================

DEPARTMENT STORES-0.53%

J.C. Penney Co., Inc.                             200,000       13,092,000
==========================================================================

DIVERSIFIED CHEMICALS-0.48%

Dow Chemical Co. (The)                            292,800       11,890,608
==========================================================================

DIVERSIFIED METALS & MINING-0.76%

Phelps Dodge Corp.                                218,400       18,823,896
==========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.73%

Emerson Electric Co.                              362,000       30,751,900
--------------------------------------------------------------------------
Rockwell Automation, Inc.(b)                      170,000       12,318,200
==========================================================================
                                                                43,070,100
==========================================================================

ELECTRONIC MANUFACTURING SERVICES-0.35%

Jabil Circuit, Inc.(a)                            220,000        8,577,800
==========================================================================

FOOTWEAR-1.34%

NIKE, Inc.-Class B                                407,100       33,317,064
==========================================================================

GENERAL MERCHANDISE STORES-0.47%

Target Corp.                                      222,062       11,791,492
==========================================================================

HEALTH CARE EQUIPMENT-2.97%

Becton, Dickinson and Co.                         393,143       24,783,735
--------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                         313,400       12,373,032
--------------------------------------------------------------------------
Waters Corp.(a)                                   469,695       21,286,577
--------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)(b)                       242,305       15,240,985
==========================================================================
                                                                73,684,329
==========================================================================

HEALTH CARE SUPPLIES-1.33%

Alcon, Inc.(b)                                    325,000       33,055,750
==========================================================================

HOME IMPROVEMENT RETAIL-1.39%

Lowe's Cos., Inc.(b)                              547,303       34,507,454
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------

HOMEFURNISHING RETAIL-0.75%

Bed Bath & Beyond Inc.(a)                         483,400   $   18,538,390
==========================================================================

HOUSEHOLD APPLIANCES-0.54%

Black & Decker Corp. (The)                        144,300       13,507,923
==========================================================================

HOUSEHOLD PRODUCTS-1.78%

Clorox Co. (The)                                  299,000       19,189,820
--------------------------------------------------------------------------
Procter & Gamble Co. (The)                        428,500       24,942,985
==========================================================================
                                                                44,132,805
==========================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES-1.13%

Robert Half International Inc.(b)                 664,000       28,067,280
==========================================================================

INDUSTRIAL CONGLOMERATES-1.66%

3M Co.                                            331,900       28,354,217
--------------------------------------------------------------------------
General Electric Co.                              373,000       12,902,070
==========================================================================
                                                                41,256,287
==========================================================================

INDUSTRIAL MACHINERY-3.11%

Eaton Corp.                                       257,000       19,699,050
--------------------------------------------------------------------------
Illinois Tool Works Inc.                          323,000       33,172,100
--------------------------------------------------------------------------
Parker Hannifin Corp.                             300,000       24,315,000
==========================================================================
                                                                77,186,150
==========================================================================

INTEGRATED OIL & GAS-1.66%

Exxon Mobil Corp.                                 199,000       12,552,920
--------------------------------------------------------------------------
Occidental Petroleum Corp.                        279,000       28,664,460
==========================================================================
                                                                41,217,380
==========================================================================

INTERNET SOFTWARE & SERVICES-1.83%

eBay Inc.(a)(b)                                   837,135       28,805,815
--------------------------------------------------------------------------
Google Inc.-Class A(a)(b)                          40,000       16,717,600
==========================================================================
                                                                45,523,415
==========================================================================

INVESTMENT BANKING & BROKERAGE-2.92%

Goldman Sachs Group, Inc. (The)                    85,000       13,624,650
--------------------------------------------------------------------------
Lehman Brothers Holdings Inc.(b)                   70,000       10,580,500
--------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         392,696       29,946,997
--------------------------------------------------------------------------
Morgan Stanley                                    284,200       18,274,060
==========================================================================
                                                                72,426,207
==========================================================================

MANAGED HEALTH CARE-1.82%

Aetna Inc.                                        329,800       12,697,300
--------------------------------------------------------------------------
Coventry Health Care, Inc.(a)                     308,400       15,318,228
--------------------------------------------------------------------------
UnitedHealth Group Inc.                           346,700       17,244,858
==========================================================================
                                                                45,260,386
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------

OIL & GAS DRILLING-2.63%

ENSCO International Inc.                          614,878   $   32,889,824
--------------------------------------------------------------------------
GlobalSantaFe Corp.                               373,000       22,831,330
--------------------------------------------------------------------------
Transocean Inc.(a)                                117,474        9,523,617
==========================================================================
                                                                65,244,771
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-4.10%

Baker Hughes Inc.                                 473,700       38,289,171
--------------------------------------------------------------------------
Halliburton Co.                                   409,701       32,018,133
--------------------------------------------------------------------------
Weatherford International Ltd.(a)                 593,840       31,431,951
==========================================================================
                                                               101,739,255
==========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.01%

Apache Corp.                                      353,350       25,101,984
==========================================================================

OIL & GAS REFINING & MARKETING-0.43%

Valero Energy Corp.                               165,000       10,682,100
==========================================================================

PACKAGED FOODS & MEATS-2.11%

Hershey Co. (The)(b)                              372,000       19,842,480
--------------------------------------------------------------------------
Kellogg Co.(b)                                    703,349       32,572,092
==========================================================================
                                                                52,414,572
==========================================================================

PHARMACEUTICALS-3.25%

Allergan, Inc.(b)                                 252,000       25,885,440
--------------------------------------------------------------------------
Johnson & Johnson                                 660,900       38,735,349
--------------------------------------------------------------------------
Wyeth                                             331,240       16,121,451
==========================================================================
                                                                80,742,240
==========================================================================

PROPERTY & CASUALTY INSURANCE-0.53%

ACE Ltd.                                          238,921       13,269,672
==========================================================================

PUBLISHING-0.39%

McGraw-Hill Cos., Inc. (The)                      175,000        9,740,500
==========================================================================

RAILROADS-2.56%

Burlington Northern Santa Fe Corp.                374,900       29,815,797
--------------------------------------------------------------------------
CSX Corp.                                         196,135       13,433,286
--------------------------------------------------------------------------
Norfolk Southern Corp.                            375,000       20,250,000
==========================================================================
                                                                63,499,083
==========================================================================

RESTAURANTS-0.44%

McDonald's Corp.                                  312,800       10,813,496
==========================================================================

SEMICONDUCTOR EQUIPMENT-0.33%

Applied Materials, Inc.(b)                        452,062        8,114,513
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------

SEMICONDUCTORS-1.37%

Freescale Semiconductor Inc.-Class A(a)           305,000   $    9,644,100
--------------------------------------------------------------------------
Intel Corp.(b)                                    848,000       16,943,040
--------------------------------------------------------------------------
Marvell Technology Group Ltd.(a)                  130,000        7,421,700
==========================================================================
                                                                34,008,840
==========================================================================

SOFT DRINKS-1.43%

PepsiCo, Inc.                                     611,000       35,584,640
==========================================================================

SPECIALIZED FINANCE-0.51%

Moody's Corp.(b)                                  203,000       12,588,030
==========================================================================

SPECIALTY STORES-1.00%

Staples, Inc.                                     583,350       15,406,274
--------------------------------------------------------------------------
Tiffany & Co.(b)                                  273,000        9,524,970
==========================================================================
                                                                24,931,244
==========================================================================

STEEL-0.87%

Nucor Corp.(b)                                    104,000       11,317,280
--------------------------------------------------------------------------
United States Steel Corp.                         149,000       10,206,500
==========================================================================
                                                                21,523,780
==========================================================================

SYSTEMS SOFTWARE-1.63%

Microsoft Corp.                                   917,800       22,164,870
--------------------------------------------------------------------------
Oracle Corp.(a)                                 1,249,100       18,224,369
==========================================================================
                                                                40,389,239
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.01%

Sprint Nextel Corp.                             1,011,063       25,074,362
==========================================================================
    Total Domestic Common Stocks (Cost
      $1,415,298,304)                                        1,879,392,569
==========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-18.27%

AUSTRALIA-1.58%

BHP Billiton Ltd. (Diversified Metals &
  Mining)                                       1,766,000       39,307,178
==========================================================================

BRAZIL-1.08%

Companhia Vale do Rio Doce-ADR (Steel)(b)         519,000       26,738,880
==========================================================================

CANADA-0.97%

Canadian National Railway Co. (Railroads)         537,000       24,116,670
==========================================================================

FINLAND-1.48%

Nokia Oyj-ADR (Communications Equipment)        1,617,000       36,641,220
==========================================================================

FRANCE-1.24%

Sanofi-Aventis (Pharmaceuticals)(c)               326,066       30,744,335
==========================================================================

ISRAEL-0.92%

Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                               562,165       22,767,682
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------

JAPAN-6.76%

Bridgestone Corp. (Tires & Rubber)(c)             939,000   $   22,861,616
--------------------------------------------------------------------------
FANUC Ltd. (Industrial Machinery)(c)              246,200       23,306,327
--------------------------------------------------------------------------
KDDI Corp. (Wireless Telecommunication
  Services)                                         3,435       21,176,517
--------------------------------------------------------------------------
Komatsu, Ltd. (Construction & Farm Machinery
  & Heavy Trucks)(c)                              920,000       19,635,185
--------------------------------------------------------------------------
Matsushita Electric Industrial Co., Ltd.
  (Consumer Electronics)(c)                       931,000       22,489,437
--------------------------------------------------------------------------
Matsushita Electric Industrial Co., Ltd.-ADR
  (Consumer Electronics)                           51,600        1,249,236
--------------------------------------------------------------------------
Millea Holdings, Inc. (Property & Casualty
  Insurance)(c)                                       690       13,796,948
--------------------------------------------------------------------------
Mitsui O.S.K. Lines, Ltd. (Marine)(b)(c)        2,146,000       15,335,418
--------------------------------------------------------------------------
Mitsui Sumitomo Insurance Co., Ltd. (Property
  & Casualty Insurance)(c)                        890,000       12,146,893
--------------------------------------------------------------------------
Nippon Yusen Kabushiki (Marine)(b)(c)           2,584,000       15,821,196
==========================================================================
                                                               167,818,773
==========================================================================

MEXICO-0.54%

Cemex S.A. de C.V.-ADR (Construction
  Materials)                                      200,000       13,504,000
==========================================================================

NETHERLANDS-0.71%

Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Consumer Electronics)     514,880       17,753,062
==========================================================================

SOUTH KOREA-1.12%

Kookmin Bank (Diversified Banks)(c)               311,400       27,790,276
==========================================================================

SWITZERLAND-0.46%

Novartis A.G.-ADR (Pharmaceuticals)               200,000       11,502,000
==========================================================================

UNITED KINGDOM-1.41%

Rio Tinto PLC (Diversified Metals &
  Mining)(c)                                      630,000       35,046,373
==========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $357,948,573)                            453,730,449
==========================================================================

MONEY MARKET FUNDS-4.96%

Liquid Assets Portfolio-Institutional
  Class(d)                                     61,599,929       61,599,929
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(d)    61,599,929       61,599,929
==========================================================================
    Total Money Market Funds (Cost
      $123,199,858)                                            123,199,858
==========================================================================
TOTAL INVESTMENTS (excluding investments
  purchased with cash collateral from
  securities loaned)-98.92% (Cost
  $1,896,446,735)                                            2,456,322,876
==========================================================================

                                                 SHARES         VALUE
--------------------------------------------------------------------------

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-10.68%

Liquid Assets Portfolio-Institutional
  Class(d)(e)                                  132,622,128  $  132,622,128
--------------------------------------------------------------------------
STIC Prime Portfolio-Institutional
  Class(d)(e)                                  132,622,128     132,622,128
==========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $265,244,256)                                      265,244,256
==========================================================================
TOTAL INVESTMENTS-109.60% (Cost
  $2,161,690,991)                                            2,721,567,132
==========================================================================
OTHER ASSETS LESS LIABILITIES-(9.60)%                         (238,334,884)
==========================================================================
NET ASSETS-100.00%                                          $2,483,232,248
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) All or a portion of this security is out on loan at April 30, 2006.
(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at April 30, 2006 was $238,974,004, which represented 9.62% of the Fund's Net Assets. See Note 1A.
(d) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.
(e) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $1,773,246,877)*  $2,333,123,018
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $388,444,114)                            388,444,114
============================================================
     Total investments (cost $2,161,690,991)   2,721,567,132
============================================================
Foreign currencies, at value (cost $62)                   66
------------------------------------------------------------
Receivables for:
  Investments sold                                52,802,812
------------------------------------------------------------
  Investments sold to affiliates                     344,661
------------------------------------------------------------
  Fund shares sold                                   182,262
------------------------------------------------------------
  Dividends                                        2,016,068
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               128,861
------------------------------------------------------------
Other assets                                          63,405
============================================================
     Total assets                              2,777,105,267
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                           25,913,360
------------------------------------------------------------
  Fund shares reacquired                           1,085,763
------------------------------------------------------------
  Trustee deferred compensation and
     retirement plans                                268,334
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                      265,244,256
------------------------------------------------------------
Accrued distribution fees                            306,423
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                             4,802
------------------------------------------------------------
Accrued transfer agent fees                          943,171
------------------------------------------------------------
Accrued operating expenses                           106,910
============================================================
     Total liabilities                           293,873,019
============================================================
Net assets applicable to shares outstanding   $2,483,232,248
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,280,342,526
------------------------------------------------------------
Undistributed net investment income                7,688,870
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities and foreign
  currencies                                    (364,692,433)
------------------------------------------------------------
Unrealized appreciation from investment
  securities and foreign currencies              559,893,285
============================================================
                                              $2,483,232,248
____________________________________________________________
============================================================


NET ASSETS:

Class A                                       $    1,167,979
____________________________________________________________
============================================================
Class B                                       $      270,011
____________________________________________________________
============================================================
Class C                                       $       36,556
____________________________________________________________
============================================================
Class P                                       $2,481,757,702
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                               90,498
____________________________________________________________
============================================================
Class B                                               21,015
____________________________________________________________
============================================================
Class C                                                2,845
____________________________________________________________
============================================================
Class P                                          192,130,834
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        12.91
------------------------------------------------------------
  Offering price per share:
     (Net asset value of $22.91 divided by
       94.50%)                                $        24.24
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
     share                                    $        12.85
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
     share                                    $        12.85
____________________________________________________________
============================================================
Class P:
  Net asset value and offering price per
     share                                    $        12.92
____________________________________________________________
============================================================

* At April 30, 2006, securities with an aggregate value of $259,313,267 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended April 30, 2006
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $339,011)        $ 16,484,653
--------------------------------------------------------------------------
Dividends from affiliated money market funds (includes
  securities lending income of $141,719, after compensation
  to counterparties of $7,410,542)                               2,300,501
==========================================================================
    Total investment income                                     18,785,154
==========================================================================

EXPENSES:

Advisory fees                                                    7,577,019
--------------------------------------------------------------------------
Administrative services fees                                       244,670
--------------------------------------------------------------------------
Custodian fees                                                     125,517
--------------------------------------------------------------------------
Distribution fees:
  Class A                                                            1,015
--------------------------------------------------------------------------
  Class B                                                              703
--------------------------------------------------------------------------
  Class C                                                              151
--------------------------------------------------------------------------
  Class P                                                        2,987,428
--------------------------------------------------------------------------
Transfer agent fees -- A, B and C                                    1,235
--------------------------------------------------------------------------
Transfer agent fees -- P                                         1,399,177
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           29,032
--------------------------------------------------------------------------
Other                                                              154,262
==========================================================================
    Total expenses                                              12,520,209
==========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangements                                                  (1,641,070)
==========================================================================
    Net expenses                                                10,879,139
==========================================================================
Net investment income                                            7,906,015
==========================================================================

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT
  SECURITIES AND FOREIGN CURRENCIES:

Net realized gain (loss) from:
  Investment securities (includes gains (losses) from
    securities sold to affiliates of $(3,820,695))             274,032,570
--------------------------------------------------------------------------
  Foreign currencies                                              (275,581)
==========================================================================
                                                               273,756,989
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                         24,643,547
--------------------------------------------------------------------------
  Foreign currencies                                               (56,924)
==========================================================================
                                                                24,586,623
==========================================================================
Net gain from investment securities and foreign currencies     298,343,612
==========================================================================
Net increase in net assets resulting from operations          $306,249,627
__________________________________________________________________________
==========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2006 and the year ended October 31, 2005 (Unaudited)

                                                                APRIL 30,        OCTOBER 31,
                                                                   2006              2005
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $    7,906,015    $    7,980,632
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities and foreign
    currencies                                                   273,756,989       135,944,680
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and foreign currencies                             24,586,623       155,976,913
==============================================================================================
    Net increase in net assets resulting from operations         306,249,627       299,902,225
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                               (394)               --
----------------------------------------------------------------------------------------------
  Class B                                                               (176)               --
----------------------------------------------------------------------------------------------
  Class C                                                                (64)               --
----------------------------------------------------------------------------------------------
  Class P                                                         (5,832,477)       (2,007,866)
==============================================================================================
    Decrease in net assets resulting from distributions           (5,833,111)       (2,007,866)
==============================================================================================
Share transactions-net:
  Class A                                                          1,084,089            10,000
----------------------------------------------------------------------------------------------
  Class B                                                            244,773            10,000
----------------------------------------------------------------------------------------------
  Class C                                                             23,265            10,000
----------------------------------------------------------------------------------------------
  Class P                                                        (61,095,445)     (136,653,326)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          (59,743,318)     (136,623,326)
==============================================================================================
    Net increase in net assets                                   240,673,198       161,271,033
==============================================================================================

NET ASSETS:

  Beginning of period                                          2,242,559,050     2,081,288,017
==============================================================================================
  End of period (including undistributed net investment
    income of $7,688,870 and $5,615,966, respectively)        $2,483,232,248    $2,242,559,050
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

April 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Summit Fund (the "Fund") is organized as a Delaware statutory trust ("Trust") registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company having an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is growth of capital.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are recorded at amortized cost which approximates value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class P are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

H. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                             RATE
--------------------------------------------------------------------
First $10 million                                             1.00%
--------------------------------------------------------------------
Next $140 million                                             0.75%
--------------------------------------------------------------------
Over $150 million                                             0.625%
 ___________________________________________________________________
====================================================================


    AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended April 30, 2006, AIM waived fees of $10,156.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $997.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended April 30, 2006, AIM was paid $244,670.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended April 30, 2006, the Fund paid AIS $1,235 for Class A, Class B and Class C shares and $1,399,177 for Class P shares.

    The Fund has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Class P shares. The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B, Class C shares and Class P shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of Class P shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Class P shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. ADI has contractually agreed to waive 0.15% of Rule 12b-1 plan fees on Class P shares held through Summit Investor Plans I ("Plans I"), through October 31, 2006. As a result of this waiver, Plan fees are accrued at an annual rate of 0.25% of the average daily net assets with respect to Class P shares, except with respect to Class P shares held through Plans I; Plan fees accrue at an annual rate of 0.10% of the average daily net assets with respect to those shares. Accruing fees at two different rates resulted in a blended rate of 11% of the average daily net assets of the Class P shares as of April 30, 2006. Pursuant to the Plans, for the six months ended April 30, 2006, the Class A, Class B, Class C and Class P shares paid $1,015, $703, $151 and $1,361,045, respectively after ADI waived Class P shares fees of $1,626,383.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2006, ADI advised the Fund that it retained $623 in front-end sales commissions from the sale of Class A shares and $0, $0 and $3 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Substantially all Class P shares are held on record by State Street Bank and Trust Company ("SSB") as custodian for AIM Summit Investors Plans I and AIM Summit Investors Plans II, each a unit investment trust that is sponsored by ADI.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended April 30, 2006.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)      04/30/06         INCOME      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $ 39,282,365     $  184,551,486    $  (162,233,922)       $   --        $ 61,599,929     $1,077,333      $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            39,282,365        184,551,486       (162,233,922)           --          61,599,929      1,081,449          --
===================================================================================================================================
  Subtotal       $ 78,564,730     $  369,102,972    $  (324,467,844)       $   --        $123,199,858     $2,158,782      $   --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                                                                         UNREALIZED
                     VALUE          PURCHASES          PROCEEDS         APPRECIATION         VALUE         DIVIDEND      REALIZED
FUND               10/31/05          AT COST          FROM SALES       (DEPRECIATION)      04/30/06        INCOME*      GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class          $163,546,306     $  332,193,127    $  (363,117,305)       $   --        $132,622,128     $   70,701      $   --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class           163,546,306        329,855,430       (360,779,608)           --         132,622,128         71,018          --
===================================================================================================================================
  Subtotal       $327,092,612     $  662,048,557    $  (723,896,913)       $   --        $265,244,256     $  141,719      $   --
===================================================================================================================================
  Total          $405,657,342     $1,031,151,529    $(1,048,364,757)       $   --        $388,444,114     $2,300,501      $   --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Net of compensation to counterparties.

NOTE 4--SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2006, the Fund engaged in securities sales of $16,395,538, which resulted in net realized gains (losses) of $(3,820,695) and securities purchases of $8,954,277.

NOTE 5--EXPENSE OFFSET ARRANGEMENTS

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2006, the Fund received credits from these arrangements, which resulted in the reduction of the Fund's total expenses of $3,534.

NOTE 6--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended April 30, 2006, the Fund paid legal fees of $9,664 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7--BORROWINGS

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with SSB. The Fund may borrow up to the lesser of (i) $125,000,000, or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended April 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 8--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At April 30, 2006, securities with an aggregate value of $259,313,267 were on loan to brokers. The loans were secured by cash collateral of $265,244,256 received by the Fund and subsequently invested in affiliated money market funds. For the six months ended April 30, 2006, the Fund received dividends on cash collateral investments of $141,719 for securities lending transactions, which are net of compensation to counterparties.

NOTE 9--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of October 31, 2005 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
October 31, 2009                                                $316,212,461
-----------------------------------------------------------------------------
October 31, 2010                                                 234,675,436
-----------------------------------------------------------------------------
October 31, 2011                                                  79,134,508
=============================================================================
Total capital loss carryforward                                  630,022,405
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended April 30, 2006 was $1,034,861,993 and $1,173,249,518, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $579,411,237
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities      (20,399,846)
==============================================================================
Net unrealized appreciation of investment securities             $559,011,391
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $2,162,555,741.

NOTE 11--SHARE INFORMATION

The Fund currently consists of four different classes of shares: Class A shares, Class B shares, Class C shares and Class P shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about month-end which is at least eight years after the date of purchase.

    Class P shares are offered to and may be purchased by current planholders only through AIM Summit Investor Plans I and AIM Summit Investors Plans II. AIM Summit Investors Plans I was closed to new contracts on August 16, 1999. AIM Summit Investors Plans II was closed to new contracts on January 12, 2005.

                                           CHANGES IN SHARES OUTSTANDING(A)(B)
--------------------------------------------------------------------------------------------------------------------------
                                                                    SIX MONTHS ENDED                   YEAR ENDED
                                                                     APRIL 30, 2006                 OCTOBER 31, 2005
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                         177,755    $   2,216,222            888    $      10,000
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                          29,034          355,815            888           10,000
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                           2,593           31,275            888           10,000
--------------------------------------------------------------------------------------------------------------------------
  Class P                                                       5,841,209       71,765,250     13,547,058      147,296,845
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                              32              383             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                              14              176             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                               5               64             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class P                                                         465,798        5,631,499        181,479        1,932,754
==========================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                             654            7,838             --               --
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                            (655)          (7,838)            --               --
==========================================================================================================================
Reacquired:
  Class A                                                         (88,831)      (1,140,354)            --               --
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                          (8,266)        (103,380)            --               --
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                            (641)          (8,074)            --               --
--------------------------------------------------------------------------------------------------------------------------
  Class P                                                     (11,197,538)    (138,492,194)   (26,231,384)    (285,882,925)
==========================================================================================================================
                                                               (4,778,837)   $ (59,743,318)   (12,500,183)   $(136,623,326)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Class A, Class B and Class C shares commenced sales on October 31, 2005.
(b) Effective June 30, 2005, the shares of AIM Summit Fund in which the AIM Summit Investors Plans I and AIM Summit Investors Plans II invested were redesignated as Class P shares.

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                           CLASS A
                                                              ---------------------------------
                                                                               OCTOBER 31, 2005
                                                              SIX MONTHS         (DATE SALES
                                                                ENDED           COMMENCED) TO
                                                              APRIL 30,          OCTOBER 31,
                                                                 2006                2005
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  11.38            $  11.38
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.02(a)               --
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           1.54                  --
===============================================================================================
    Total from investment operations                               1.56                  --
===============================================================================================
Less dividends from of net investment income                      (0.03)                 --
===============================================================================================
Net asset value, end of period                                 $  12.91            $  11.38
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   13.72%                 --
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $  1,168            $     10
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets                            1.18%(c)              --
===============================================================================================
Ratio of net investment income to average net assets               0.39%(c)              --
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(d)                                           45%                 31%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $818,901.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                           CLASS B
                                                              ---------------------------------
                                                                               OCTOBER 31, 2005
                                                              SIX MONTHS         (DATE SALES
                                                                ENDED           COMMENCED) TO
                                                              APRIL 30,          OCTOBER 31,
                                                                 2006                2005
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  11.38            $  11.38
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.02)(a)              --
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           1.52                  --
===============================================================================================
    Total from investment operations                               1.50                  --
===============================================================================================
Less dividends from of net investment income                      (0.03)                 --
===============================================================================================
Net asset value, end of period                                 $  12.85            $  11.38
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   13.19%                 --
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $    270            $     10
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average net assets                            1.93%(c)              --
===============================================================================================
Ratio of net investment income (loss) to average net assets       (0.36)%(c)             --
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(d)                                           45%                 31%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $141,766.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                           CLASS C
                                                              ---------------------------------
                                                                               OCTOBER 31, 2005
                                                              SIX MONTHS         (DATE SALES
                                                                ENDED           COMMENCED) TO
                                                              APRIL 30,          OCTOBER 31,
                                                                 2006                2005
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  11.38            $  11.38
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.02)(a)              --
-----------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           1.52                  --
===============================================================================================
    Total from investment operations                               1.50                  --
===============================================================================================
Less dividends from of net investment income                      (0.03)                 --
===============================================================================================
Net asset value, end of period                                 $  12.85            $  11.38
_______________________________________________________________________________________________
===============================================================================================
Total return(b)                                                   13.19%                 --
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $     37            $     10
===============================================================================================
Ratio of expenses to average net assets                            1.93%(c)              --
===============================================================================================
Ratio of net investment income (loss) to average net assets       (0.36)%(c)             --
_______________________________________________________________________________________________
===============================================================================================
Portfolio turnover rate(d)                                           45%                 31%
_______________________________________________________________________________________________
===============================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $30,527.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                 CLASS P
                                          --------------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                                 YEAR ENDED OCTOBER 31,
                                          APRIL 30,        ---------------------------------------------------------------------
                                             2006             2005             2004          2003          2002          2001
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $   11.38        $     9.93       $     9.19    $     7.37    $     9.35    $    22.82
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                 0.04(a)           0.04(b)         (0.01)        (0.01)        (0.03)        (0.03)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                   1.53              1.42             0.75          1.83         (1.95)        (9.57)
================================================================================================================================
    Total from investment operations           1.57              1.46             0.74          1.82         (1.98)        (9.60)
================================================================================================================================
Less distributions:
  Dividends from net investment income        (0.03)            (0.01)              --            --            --            --
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains          --                --               --            --            --         (3.87)
================================================================================================================================
    Total distributions                       (0.03)            (0.01)              --            --            --         (3.87)
================================================================================================================================
Net asset value, end of period            $   12.92        $    11.38       $     9.93    $     9.19    $     7.37    $     9.35
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(c)                               13.81%            14.71%            8.05%        24.69%       (21.18)%      (49.53)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $2,481,758       $2,242,529       $2,081,288    $1,913,954    $1,455,915    $1,755,447
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense
    reimbursements                             0.91%(d)          0.93%            0.96%         0.99%         1.00%         0.89%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense
    reimbursements                             1.05%(d)          1.08%            1.16%         1.18%         1.19%         1.09%
================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                           0.66%(d)          0.36%(b)        (0.15)%       (0.18)%       (0.30)%       (0.20)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(e)                       45%               31%              31%           61%          101%          106%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Net Investment income (loss) per share and the ratio of net investment income (loss) to average net assets include a special cash dividend received of $3.00 per share owned of Microsoft Corp. on December 2, 2004. Net investment income (loss) per share and the ratio of net investment (loss) to average net assets excluding the special dividend was $0.02 and 0.15%, respectively.
(c) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(d) Ratios are annualized and based on average daily net assets of $2,409,748,558.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

NOTE 13--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

AIM SUMMIT FUND

PENDING LITIGATION AND REGULATORY INQUIRIES

  On August 30, 2005, the West Virginia Office of the State Auditor-Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds, including those formerly advised by IFG, and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

  Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred or conditionally transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan.

    On March 1, 2006, the MDL Court entered orders on Defendants' Motions to dismiss in the derivative and class action lawsuits. The MDL Court dismissed all derivative causes of action in the derivative lawsuit but two: (i) the excessive fee claim under Section 36(b) of the Investment Company Act of 1940 (the "1940 Act"); and (ii) the "control person liability" claim under Section 48 of the 1940 Act. The MDL Court dismissed all claims asserted in the class action lawsuit but three: (i) the securities fraud claims under Section 10(b) of the Securities Exchange Act of 1934; (ii) the excessive fee claim under Section 36(b) of the 1940 Act (which survived only insofar as plaintiffs seek recovery of fees associated with the assets involved in market timing); and (iii) the "control person liability" claim under Section 48 of the 1940 Act. Based on the MDL Court's March 1, 2006 orders, all claims asserted against the Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the derivative lawsuit. Defendants filed their Original Answer in the class action lawsuit on March 31, 2006. The MDL Court has indefinitely deferred Defendants' obligation to answer the derivative lawsuit.

    On February 27, 2006, Judge Motz for the MDL Court issued a memorandum opinion on the AMVESCAP Defendants' motion to dismiss the ERISA lawsuit. Judge Motz granted the motion in part and denied the motion in part, holding that: (i) Plaintiff has both constitutional and statutory standing to pursue her claims under ERISA sec. 502(a)(2); (ii) Plaintiff lacks standing under ERISA sec. 502(a)(3) to obtain equitable relief; (iii) the motion is granted as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against certain AMVESCAP Defendants; (iv) the motion is denied as to the claims alleged under ERISA sec. 404 for failure to prudently and loyally manage plan assets against AMVESCAP and certain other AMVESCAP Defendants. The opinion also: (i) confirmed Plaintiff's abandonment of her claims that defendants engaged in prohibited transactions and/or misrepresentation; (ii) postponed consideration of the duty to monitor and co-fiduciary duty claims until after any possible amendments to the complaints; (iii) stated that Plaintiff may seek leave to amend her complaint within 40 days of the date of filing of the memorandum opinion. On April 4, 2006, Judge Motz entered an Order implementing these rulings in the ERISA (Calderon) lawsuit against the AMVESCAP Defendants. On May 8, 2006, Plaintiff filed a Second Amended Class Action Complaint in order to comply with Judge Motz's Order. The remaining defendants are AVZ, Inc. (as Plan Sponsor) and AMVESCAP National Trust Company (as Plan Trustee and Asset Custodian), and the remaining claims are based on alleged breaches of Defendants' fiduciary duties caused by a failure to prudently and loyally manage Plan assets and failure to provide complete and accurate information to Plan Participants and Beneficiaries. Plaintiff removed certain Defendants and all claims against them, including AMVESCAP Retirement, Inc., IFG and AMVESCAP.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are

AIM SUMMIT FUND
providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

AIM SUMMIT FUND

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President and Principal                       Suite 100
James T. Bunch                    Executive Officer                             Houston, TX 77046-1173
Bruce L. Crockett
Chair                             Mark H. Williamson                            INVESTMENT ADVISOR
Albert R. Dowden                  Executive Vice President                      A I M Advisors, Inc.
Jack M. Fields                                                                  11 Greenway Plaza
Carl Frischling                   Todd L. Spillane                              Suite 100
Robert H. Graham                  Chief Compliance Officer                      Houston, TX 77046-1173
Vice Chair
Prema Mathai-Davis                Russell C. Burk                               TRANSFER AGENT
Lewis F. Pennock                  Senior Vice President and Senior Officer      AIM Investment Services, Inc.
Ruth H. Quigley                                                                 P.O. Box 4739
Larry Soll                        John M. Zerr                                  Houston, TX 77210-4739
Raymond Stickel, Jr.              Senior Vice President, Secretary and Chief
Mark H. Williamson                Legal Officer                                 CUSTODIAN
                                                                                State Street Bank and Trust Company
                                  Sidney M. Dilgren                             225 Franklin Street
                                  Vice President, Treasurer                     Boston, MA 02110-2801
                                  and Principal Financial Officer
                                                                                COUNSEL TO THE FUND
                                  Lisa O. Brinkley                              Ballard Spahr
                                  Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                  Kevin M. Carome                               Philadelphia, PA 19103-7599
                                  Vice President
                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                  J. Philip Ferguson                            Kramer, Levin, Naftalis & Frankel LLP
                                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                  Karen Dunn Kelley
                                  Vice President                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

             DOMESTIC EQUITY                        INTERNATIONAL/GLOBAL                            FIXED INCOME

AIM Basic Balanced Fund*                  AIM Asia Pacific Growth Fund                 TAXABLE
AIM Basic Value Fund                      AIM China Fund
AIM Capital Development Fund              AIM Developing Markets Fund                  AIM Enhanced Short Bond Fund
AIM Charter Fund                          AIM European Growth Fund                     AIM Floating Rate Fund
AIM Constellation Fund                    AIM European Small Company Fund(1)           AIM High Yield Fund
AIM Diversified Dividend Fund             AIM Global Aggressive Growth Fund            AIM Income Fund
AIM Dynamics Fund                         AIM Global Equity Fund                       AIM Intermediate Government Fund
AIM Large Cap Basic Value Fund            AIM Global Growth Fund                       AIM International Bond Fund
AIM Large Cap Growth Fund                 AIM Global Value Fund                        AIM Limited Maturity Treasury Fund
AIM Mid Cap Basic Value Fund              AIM Japan Fund                               AIM Money Market Fund
AIM Mid Cap Core Equity Fund(1)           AIM International Core Equity Fund           AIM Short Term Bond Fund
AIM Opportunities I Fund                  AIM International Growth Fund                AIM Total Return Bond Fund
AIM Opportunities II Fund                 AIM International Small Company Fund(1)      Premier Portfolio
AIM Opportunities III Fund                AIM Trimark Fund                             Premier U.S. Government Money Portfolio
AIM S&P 500 Index Fund
AIM Select Equity Fund                                  SECTOR EQUITY                  TAX-FREE
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund                 AIM Advantage Health Sciences Fund           AIM High Income Municipal Fund(1)
AIM Structured Core Fund                  AIM Energy Fund                              AIM Municipal Bond Fund
AIM Structured Growth Fund                AIM Financial Services Fund                  AIM Tax-Exempt Cash Fund
AIM Structured Value Fund                 AIM Global Health Care Fund                  AIM Tax-Free Intermediate Fund
AIM Summit Fund                           AIM Global Real Estate Fund                  Premier Tax-Exempt Portfolio
AIM Trimark Endeavor Fund                 AIM Gold & Precious Metals Fund
AIM Trimark Small Companies Fund          AIM Leisure Fund                                     AIM ALLOCATION SOLUTIONS
                                          AIM Multi-Sector Fund
                                          AIM Real Estate Fund(1)                      AIM Conservative Allocation Fund
                                          AIM Technology Fund                          AIM Growth Allocation Fund(2)
                                          AIM Utilities Fund                           AIM Moderate Allocation Fund
                                                                                       AIM Moderate Growth Allocation Fund
                                                                                       AIM Moderately Conservative Allocation Fund

                                                                                                DIVERSIFIED PORTFOLIOS

                                                                                       AIM Income Allocation Fund
                                                                                       AIM International Allocation Fund

                                          =========================================================================================
                                          CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
                                          FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
                                          FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
                                          =========================================================================================

*Domestic equity and income fund

(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus. (2) Effective April 29, 2005, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund.

   If used after July 20, 2006, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $419 billion in assets under management. Data as of April 30, 2006.

AIMinvestments.com                  SUM-SAR-1           A I M Distributors, Inc.



                                   [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
-------------------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Alternative  Cash            [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Investments  Management            --Registered Trademark--
                               Plans    Accounts
-------------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

         There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

         Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of June 19, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 19, 2006, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)   Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Summit Fund


By: /s/ ROBERT H. GRAHAM
    ---------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: July 6, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ ROBERT H. GRAHAM
    ---------------------------------
    Robert H. Graham
    Principal Executive Officer

Date: July 6, 2006


By: /s/ SIDNEY M. DILGREN
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: July 6, 2006

                                  EXHIBIT INDEX

12(a)(1)   Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.